12. Investments (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Current assets	R$ 17,857	R$ 19,968	R$ 40,518
Non-current assets	35,654	38,507	21,139
Total assets	53,511	58,475
Current liabilities	18,699	23,135	37,256
Non-current liabilities	18,005	21,792	11,242
Shareholders' equity	16,807	13,548	R$ 13,159
Total liabilities and shareholders' equity	53,511	58,475
FIC [member]
Disclosure of associates [line items]
Current assets	6,738	7,085
Non-current assets	52	51
Total assets	6,790	7,136
Current liabilities	5,611	6,185
Non-current liabilities	22	20
Shareholders' equity	1,157	931
Total liabilities and shareholders' equity	6,790	7,136
Cnova N.V. [member]
Disclosure of associates [line items]
Current assets	4,224	3,271
Non-current assets	4,055	2,587
Total assets	8,279	5,858
Current liabilities	6,766	5,819
Non-current liabilities	2,806	867
Shareholders' equity	(1,293)	(828)
Total liabilities and shareholders' equity	8,279	5,858
Tuya [member]
Disclosure of associates [line items]
Current assets	4,728	3,943
Non-current assets	200	100
Total assets	4,928	4,043
Current liabilities	1,612	1,426
Non-current liabilities	2,578	2,146
Shareholders' equity	738	471
Total liabilities and shareholders' equity	R$ 4,928	R$ 4,043